Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2012	2013
Continuing operations:
Advertising display equipment	$61	$1,749
Furniture, fixtures and office equipment	1	17

Total cost of property and equipment	62	1,766
Less: accumulated depreciation and amortization	—	(182)

Property and equipment, net	$62	$1,584

Depreciation Allocation Categories of Cost and Expenses

Depreciation of property and equipment were allocated to the following categories of cost and expenses:

Continuing operations:	Year Ended December 31,
	2011	2012	2013
Cost of revenues	$—	$—	$180
Selling and marketing expenses	—	—	1
General and administrative expenses	—	—	1

Total depreciation and amortization	$—	$—	$182